Short-Term Borrowings and Long-Term Loan (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2016 USD ($)	Apr. 30, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	May 31, 2015 CNY (¥)	May 31, 2014 CNY (¥)	Nov. 20, 2009 CNY (¥)	Nov. 20, 2009 USD ($)
Short-term Debt [Line Items]
Loans Payable, Noncurrent			¥ 63,300		¥ 6,650		$ 9,117
Interest Paid			¥ 7,865	$ 1,133	8,333	¥ 12,486
SNTON Group [Member]
Short-term Debt [Line Items]
Additional Interest Rate Above Benchmark Rate		20.00%
Accounts Payable, Related Parties, Noncurrent | ¥		¥ 105,000						¥ 10,000	¥ 15,000
Repayments of Debt	$ 25,000
Interest Paid	$ 1,970
Weifang Dongfang State-Owned Assets Management Co Ltd [Member]
Short-term Debt [Line Items]
Long-term Debt, Weighted Average Interest Rate			10.00%				10.00%
Percentage Of Long Term Debt Interest Rate Decreased			4.41%	4.41%
Weifang Dongfang State-Owned Assets Management Co Ltd [Member] | October 19, 2009 to October 18, 2017 [Member]
Short-term Debt [Line Items]
Loans Payable, Noncurrent			¥ 3,300		¥ 6,650		$ 475			¥ 10,000	$ 1,612
Dornier [Member] | October 19, 2009 to October 18, 2017 [Member]
Short-term Debt [Line Items]
Debt Instrument, Annual Principal Payment			3,350				$ 540
Remaining principal balance due in 2017			¥ 3,300	$ 532